Corporate Bonds Issuance - Additional Information (Detail) - Subordinated Resettable – Class A - USD ($)	2 Months Ended
	Dec. 31, 2021	Apr. 27, 2018	Apr. 28, 2017	Apr. 26, 2016
Disclosure of corporate bond liabilities [line items]
Borrowings Term Of Extension	5 years
Maximum Average Term [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond outstanding amount		$ 2,500,000,000	$ 1,500,000,000	$ 1,000,000,000
Maximum Average Term [member] | Previously stated [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond outstanding amount		$ 1,500,000,000